Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 19, 2014
Registrant Name	dei_EntityRegistrantName	SPDR INDEX SHARES FUNDS (Formerly streetTRACKS Index Shares Funds)
Central Index Key	dei_EntityCentralIndexKey	0001168164
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 19, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jul. 02, 2014
Prospectus Date	rr_ProspectusDate	Jul. 02, 2014